Expenses by Nature - Schedule of Expenses by Nature (Details) - Statement of Income [Member] - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Cost of sales
Total General and administrative		$ (555,624)	$ (556,427)
Total selling		(1,302,546)	(1,187,597)
Total Cost of sales		(19,284,037)	(16,901,969)
Cost of sales [Member]
Cost of sales
Cost of inventories, raw materials and production inputs		(16,447,846)	(14,344,924)
Salaries and benefits		(2,291,793)	(2,082,712)
Depreciation and amortization		(544,398)	(474,333)
Selling [Member]
Cost of sales
Freights and selling expenses		(1,011,303)	(930,585)
Salaries and benefits		(152,331)	(132,653)
Depreciation and amortization		(24,002)	(18,469)
Advertising and marketing		(87,960)	(77,812)
Commissions		(23,355)	(17,519)
Net impairment losses		(3,595)	(10,559)
General and administrative [Member]
Cost of sales
Salaries and benefits		(311,708)	(282,862)
Fees, services held and general expenses		(165,689)	(147,400)
Depreciation and amortization		(49,088)	(42,842)
DOJ - departament of justice and Antitrust agreements		(24,644)	(79,548)
Donations and social programs	[1]	$ (4,495)	$ (3,775)

[1]	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the indirect subsidiary JBS S.A. is present and donations to Fundo JBS Pela Amazônia.